Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of trade and other receivables [Abstract]
Accounts receivable	$ 145,681	$ 130,588
Less: allowance for doubtful accounts	(50,241)	(66,852)
Accounts receivable, net	95,440	63,736
VAT receivable, net	275,491	192,154
Other		3,248
Total	$ 370,931	$ 259,138